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                                                       Deutsche Asset Management

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                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                                                   Institutional

Liquid Assets Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................... 3

              LIQUID ASSETS FUND INSTITUTIONAL
                 Statement of Assets and Liabilities ..................... 5
                 Statement of Operations ................................. 6
                 Statements of Changes in Net Assets ..................... 7
                 Financial Highlights .................................... 8
                 Notes to Financial Statements ........................... 9

              LIQUID ASSETS PORTFOLIO
                 Schedule of Portfolio Investments .......................11
                 Statement of Assets and Liabilities .....................14
                 Statement of Operations .................................15
                 Statements of Changes in Net Assets .....................16
                 Financial Highlights ....................................17
                 Notes to Financial Statements ...........................18


                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Liquid Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Two major factors impacted the money markets over the semi-annual period--the actions of the Federal Reserve Board and a deterioration in credit quality.

First and foremost, the Federal Reserve Board eased interest rates six times since the start of the new year, causing money market yields to dramatically decline.

o On January 3, 2001, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers (NAPM) report, which indicated weakness not seen since the recession of 1991.

o At each of the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50%. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, ie, weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

o In another surprise inter-meeting move, the Federal Reserve Board lowered interest rates by 0.50% on April 18 and then did so for the fifth time at its next scheduled meeting on May 15.

o On June 27, in a show of restraint, the Federal Reserve Board cut interest rates again, but this time by 0.25%.

o This half-year campaign of easing monetary policy was the most concentrated effort to rejuvenate the economy in the central bank's history.

o Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

As the US economic slowdown accelerated and the equity markets continued to slide through much of the semi-annual period, a deterioration in credit quality of many corporations became more prevalent.

o A number of companies were either downgraded or 'on watch' for possible downgrades by the rating agencies.

o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions

                                               CUMULATIVE TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS          ANNUALIZED
                            6 Months  1 Year  3 Years  5 Years    Since   1 Year  3 Years  5 Years   Since    7 Day      7 Day
 Periods Ended                                                Inception                          Inception  Current  Effective
 June 30, 2001                                                                                                Yield      Yield
------------------------------------------------------------------------------------------------------------------------------
 Liquid Assets Fund
   Institutional 1
   (inception 12/11/95)        2.64%   6.09%   18.11%   31.67%   35.59%    6.09%    5.70%    5.66%   5.64%    4.19% 2  4.28% 2
------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier
   Institutional
   Money Funds Average 3       2.45%   5.73%   17.23%   30.25%   33.70% 4  5.73%    5.44%    5.42%   5.42% 4  3.78%    3.85%

------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

     An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2 The investment advisor and administrator contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002. Without such fee waivers the 7-day current and effective yields would have been 4.10% and 4.19%, respectively.

3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

4 Since Inception benchmark returns are for the periods beginning December 31, 1995.

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

changed, we were able to produce highly competitive yields in Liquid Assets Fund Institutional for the semi-annual period.

We successfully navigated through the semi-annual period's credit quality problems and the huge volume of downgrades without negative impact to the Fund. Our credit staff was especially aggressive in anticipating potential problems by placing maturity caps on several companies' securities that were subsequently downgraded. In our effort to provide capital preservation, selecting high-grade instruments that have little risk for downgrades by the rating agencies-- especially in these uncertain times--continued to be our primary purchasing focus.

Given the subsequent and unprecedented rapid easings by the Federal Reserve Board, we maintained the Fund's weighted average maturity somewhat longer than the benchmark position over the semi-annual period. This, too, became a challenge for several reasons. The short end of the money market yield curve was inverted (ie, yields were highest at the shortest end of the curve). Also, the top-rated corporations were issuing short-term securities when we were extending the Fund's maturity.

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates one more time. On the one hand, economic growth may continue to stall through the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. If further weakness should develop, we believe the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

For the near term, then, we intend to maintain a longer-than-benchmark weighted average maturity for the Fund. We also intend to continue to seek high quality issuers in an effort to avoid potential downgrades, as the economy remains sluggish.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Liquid Assets Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.




/S/ DARLENE M. RASEL
Darlene M. Rasel
Portfolio Manager of LIQUID ASSETS PORTFOLIO
June 30, 2001

SECTOR ALLOCATION
By Asset Type as of June 30, 2001
(percentages are based on market value of total investments in the Portfolio)

Yankee Certificates of Deposit 7%
Money Market Funds 8%
Medium Term Notes 1%
Commercial Paper 30%
US Govt. Agency 2%
Eurodollar Certificates of Deposit 12%
Eurodollar Time Deposits 20%
Floating Rate Notes 17%
Funding Agreements (Illiquid Securities) 3%


--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investment in Liquid Assets Portfolio, at value ............   $3,674,898,909
   Prepaid expenses and other .................................            2,477
                                                                  --------------
Total assets ..................................................    3,674,901,386
                                                                  --------------
LIABILITIES
   Dividend payable ...........................................       12,862,417
   Due to administrator .......................................          227,269
   Accrued expenses and other .................................           67,276
                                                                  --------------
Total liabilities .............................................       13,156,962
                                                                  --------------
NET ASSETS ....................................................   $3,661,744,424
                                                                  ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................   $3,661,536,799
   Accumulated net realized gain from investment transactions .          207,625
                                                                  --------------
NET ASSETS ....................................................   $3,661,744,424
                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .....................    3,661,536,799
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .................   $         1.00
                                                                  ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income allocated from Liquid Assets Portfolio, net ........     $ 93,533,961
                                                                   ------------
EXPENSES
   Administration and services fees ..........................          879,341
   Professional fees .........................................           19,716
   Printing and shareholder reports ..........................           12,806
   Registration fees .........................................           10,514
   Trustees fees .............................................            4,595
   Miscellaneous .............................................           25,802
                                                                   ------------
Total expenses ...............................................          952,774
Less: fee waivers and/or expense reimbursements ..............          (73,433)
                                                                   ------------
Net expenses .................................................          879,341
                                                                   ------------
NET INVESTMENT INCOME ........................................       92,654,620
                                                                   ------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............           55,090
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 92,709,710
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX             FOR THE
                                                                 MONTHS ENDED          YEAR ENDED
                                                              JUNE 30, 2001 1   DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................................   $     92,654,620    $    242,475,919
   Net realized gain (loss) from investment transactions .             55,090             (17,731)
                                                             ----------------    ----------------
Net increase in net assets from operations ...............         92,709,710         242,458,188
                                                             ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................................        (92,654,620)       (242,475,919)
                                                             ----------------    ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .........................      9,858,808,751      14,108,855,297
   Cost of shares redeemed ...............................     (9,672,502,422)    (13,953,032,220)
                                                             ----------------    ----------------
Net increase in net assets from capital share transactions        186,306,329         155,823,077
                                                             ----------------    ----------------
TOTAL INCREASE IN NET ASSETS .............................        186,361,419         155,805,346
NET ASSETS
   Beginning of period ...................................      3,475,383,005       3,319,577,659
                                                             ----------------    ----------------
   End of period .........................................   $  3,661,744,424    $  3,475,383,005
                                                             ================    ================

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1           2000         1999          1998          1997         1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD.............  $     1.00     $     1.00   $     1.00    $     1.00    $     1.00   $     1.00
                                     ----------     ----------   ----------    ----------    ----------   ----------
INCOME FROM
   INVESTMENT OPERATIONS
   Net investment income...........        0.03           0.06         0.05          0.05          0.05         0.05
   Net realized gain (loss)
     from investment
     transactions..................        0.00 2        (0.00) 2      0.00 2        0.00 2       (0.00) 2      0.00 2
                                     ----------     ----------   ----------    ----------    ----------   ----------
Total from investment
   operations......................        0.03           0.06         0.05          0.05          0.05         0.05
                                     ----------     ----------   ----------    ----------    ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income...........       (0.03)         (0.06)       (0.05)        (0.05)        (0.05)       (0.05)
                                     ----------     ----------   ----------    ----------    ----------   ----------
NET ASSET VALUE,
   END OF PERIOD...................  $     1.00     $     1.00   $     1.00    $     1.00    $     1.00   $     1.00
                                     ==========     ==========   ==========    ==========    ==========   ==========
TOTAL INVESTMENT RETURN............        2.64%          6.49%        5.17%         5.57%         5.63%        5.45%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)................  $3,661,744     $3,475,383   $3,319,578    $3,374,160    $3,316,815   $1,943,024
   Ratios to average net assets:
     Net investment income.........        5.24% 3        6.31%        5.09%         5.43%         5.48%        5.32%
     Expenses after waivers
        and/or reimbursements,
        including expenses of
        the Liquid Assets
        Portfolio..................        0.16% 3        0.16%        0.16%         0.16%         0.16%        0.04%
     Expenses before waivers
        and/or reimbursements,
        including expenses of
        the Liquid Assets
        Portfolio..................        0.25% 3        0.25%        0.25%         0.26%         0.25%        0.26%

--------------------------------------------------------------------------------
1    Unaudited.

2    Less than $0.01 per share.

3    Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Liquid Assets Fund Institutional (the 'Fund') is one of the institutional funds offered to investors by the Trust. The Fund began operations on December 11, 1995.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Liquid Assets Portfolio (the 'Portfolio'). The Portfolio is a series of BT Investment Portfolios, an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
During the period, the Fund had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Fund's average daily net assets. Effective July 1, 2001, the administrator of the Fund was changed to Investment Company Capital Corp.

--------------------------------------------------------------------------------

Liquid Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

The advisor and administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to 0.05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and 0.16% of the average daily net assets of the Fund, including expenses of the Portfolio.

NOTE 3--CAPITAL LOSSES
At June 30, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $14,391 which will expire in December 2008.


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)


  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              COMMERCIAL PAPER--29.95%
              BAE Systems Holdings, Inc.,
$45,000,000     4.69%, 7/6/01 .......... $   44,976,550
              Bavaria TRR Corp.:
 50,000,000     3.90%, 7/2/01 ..........     50,000,000
 40,000,000     3.90%, 7/6/01 ..........     39,982,667
              CC (USA), Inc.,
  1,309,000     4.03%, 7/11/01 .........      1,307,681
              Compass Securitization LLC,
  7,683,000     4.25%, 7/30/01 .........      7,657,604
              Credit Suisse First
                Boston, Inc.:
 25,000,000     5.12%, 7/6/01 ..........     24,985,778
 35,000,000     5.09%, 7/23/01 .........     34,896,079
              Danske Bank,
 16,860,000     3.75%, 3/11/02 .........     16,417,425
              Danske Corp.,
 11,783,000     3.71%, 11/20/01 ........     11,611,783
              Dorada Finance Corp.,
 50,000,000     4.68%, 7/16/01 .........     49,909,000
              Dupont (E.I.) De Nemours
                & Co.,
 20,000,000     3.93%, 7/19/01 .........     19,962,883
              Falcon Asset Securitization
                Corp.,
 21,000,000     3.98%, 7/12/01 .........     20,976,783
              GE Capital International
                Funding, Inc.,
 20,000,000     4.68%, 7/10/01 .........     19,979,200
              General Electric Capital
                Corp.,
 25,000,000     3.80%, 10/26/01 ........     24,693,889
              Gillette Co.,
 14,500,000     4.85%, 8/21/01 .........     14,402,326
              Goldman Sachs Group, Inc.,
 30,000,000     5.37%, 7/17/01 .........     29,932,875
              JP Morgan & Chase Co.,
 50,000,000     3.93%, 7/20/01 .........     49,901,750
              K2 (USA) LLC:
  8,000,000     5.10%, 7/16/01 .........      7,984,133
 31,373,000     4.55%, 9/28/01 .........     31,024,063
 10,000,000     3.88%, 10/29/01 ........      9,871,745
 60,000,000     3.84%, 11/29/01 ........     59,040,000
 15,000,000     3.81%, 1/10/02 .........     14,695,200
 37,750,000     3.74%, 2/15/02 .........     36,854,688
              Moriarty Ltd.:
 30,000,000     5.13%, 8/20/01 .........     29,790,525
 15,000,000     4.80%, 9/4/01 ..........     14,872,000
              Pennine Funding LLC:
 20,000,000     4.65%, 7/11/01 .........     19,976,750
 25,000,000     4.68%, 7/18/01 .........     24,948,000
 35,000,000     3.94%, 9/24/01 .........     34,678,233
              Prefco:
 30,000,000     3.95%, 7/10/01 .........     29,973,667
 29,710,000     3.98%, 7/13/01 .........     29,673,869



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Quincy Capital Corp.,
$15,000,000     3.76%, 7/24/01 .........    $14,965,533
              Scaldis Capital LLC:
 15,949,000     4.23%, 8/1/01 ..........     15,892,780
 15,877,000     4.55%, 9/21/01 .........     15,714,459
              Sheffield Receivables Corp.:
 25,000,000     5.92%, 7/2/01 ..........     25,000,000
 42,320,000     4.79%, 9/4/01 ..........     41,959,622
 30,520,000     3.73%, 9/17/01 .........     30,276,510
 45,000,000     3.70%, 12/17/01 ........     44,223,000
              Thames Asset Global
                Securitization No. 1:
 35,671,000     3.95%, 7/16/01 .........     35,616,205
 25,000,000     3.77%, 9/17/01 .........     24,798,410
              Transamerica Finance Corp.,
 27,244,000     4.69%, 7/2/01 ..........     27,244,000
              Wells Fargo Co.,
 20,000,000     3.98%, 7/20/01 .........     19,960,200
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $1,100,627,865) .....  1,100,627,865
                                         --------------

              MEDIUM TERM NOTE--0.07%
              Associates Corp.,
  2,500,000     6.45%, 10/15/01 ........      2,502,922
                                         --------------
TOTAL MEDIUM TERM NOTE
   (Amortized Cost $2,502,922) .........      2,502,922
                                         --------------

              EURODOLLAR TIME DEPOSITS--19.69%
              Allied Irish Banks PLC,
 25,000,000     3.65%, 12/21/01 ........     25,000,000
              Bank of America Corp.,
 25,000,000     4.40%, 7/20/01 .........     25,000,000
              Banque Bruxelles Lambert:
 50,000,000     4.75%, 7/19/01 .........     50,000,000
 18,000,000     3.95%, 9/18/01 .........     18,000,000
 10,000,000     3.94%, 11/19/01 ........     10,000,000
              Canadian Imperial Bank of
                Commerce,
175,000,000     4.00%, 7/2/01 ..........    175,000,000
              HSBC Bank USA,
125,000,000     4.063%, 7/2/01 .........    125,000,000
              Key Bank NA,
126,390,527     4.00%, 7/2/01 ..........    126,390,527
              Natexis Banque Populaires,
 35,000,000     3.85%, 9/10/01 .........     35,000,000
              Suntrust Bank, Atlanta,
  5,795,798     4.00%, 7/2/01 ..........      5,795,798
              Wells Fargo Co.,
128,298,446     4.00%, 7/2/01 ..........    128,298,446
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $723,484,771) .......    723,484,771
                                         --------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              EURODOLLAR CERTIFICATES OF DEPOSIT--12.16%
              Banca Commerciale Italiana SpA,
$30,000,000     4.68%, 7/23/01 ......... $   29,999,309
              Banca Intesa SpA,
 50,000,000     4.75%, 7/6/01 ..........     50,000,000
              Bank of Scotland:
 50,000,000     3.97%, 7/30/01 .........     50,001,412
 45,000,000     4.61%, 9/4/01 ..........     45,002,080
              Bayerische Hypo-und
                Vereinsbank AG,
 20,000,000     5.35%, 7/11/01 .........     19,999,950
              Bayerische Landesbank
                Girozentrale,
 30,000,000     5.52%, 7/19/01 .........     30,000,138
              Commerzbank AG:
 13,000,000     6.02%, 7/5/01 ..........     13,000,513
 25,000,000     4.74%, 8/20/01 .........     25,000,000
              Credit Argricole
                Indosuez SA,
 20,000,000     4.03%, 6/13/02 .........     20,001,764
              Halifax PLC,
 50,000,000     5.28%, 7/30/01 .........     50,001,866
              Landesbank Baden Wurttemberg,
 14,000,000     4.55%, 9/27/01 .........     13,994,224
              Landesbank Hessen-Thuringen
                Girozentrale,
 20,000,000     4.76%, 4/22/02 .........     20,076,216
              Norddeutsche Landesbank
                Girozentrale,
 50,000,000     4.70%, 7/18/01 .........     50,000,110
              Svenska Handelbanken AB,
 10,000,000     3.75%, 1/7/02 ..........     10,000,000
              Westdeutsche Landesbank
                Girozentrale,
 20,000,000     4.34%, 7/2/01 ..........     20,000,000
                                         --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $447,077,582) .......    447,077,582
                                         --------------

              YANKEE CERTIFICATES OF
              DEPOSIT--7.52%
              Bank Austria AG,
 20,000,000     4.47%, 9/28/01 .........     20,000,000
              Bank of Scotland,
 15,000,000     4.48%, 9/28/01 .........     14,995,609
              Bayerische Landesbank
                Girozentrale,
 14,000,000     5.05%, 2/26/02 .........     13,998,232
              Credit Agricole Indosuez SA,
 35,000,000     5.47%, 7/12/01 .........     35,000,000
              Landesbank Baden Wurttemberg,
 37,500,000     5.16%, 8/31/01 .........     37,511,232



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Commerzbank AG,
$35,000,000     4.50%, 9/14/01 ......... $   35,015,069
              Credit Agricole Indosuez SA,
 20,000,000     5.36%, 7/9/01 ..........     19,999,883
              Dexia Bank,
 10,000,000     4.26%, 5/22/02 .........     10,000,432
              Dresdner Bank AG,
 10,000,000     5.27%, 7/16/01 .........     10,000,437
              Natexis Banque Populaires,
 35,000,000     3.85%, 8/6/01 ..........     35,000,000
              Royal Bank of Scotland PLC,
 25,000,000     4.28%, 4/23/02 .........     24,998,037
              Svenska Handelbanken AB,
 20,000,000     4.255%, 6/3/02 .........     19,999,106
                                         --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $276,518,037) .......    276,518,037
                                         --------------

              FLOATING RATE NOTES--16.99%
              Abbey National Treasury Service PLC,
                Monthly Variable Rate,
 30,000,000     3.715%, 10/25/01 .......     29,995,274
              Abbott Laboratories,
                Monthly Variable Rate,
 20,000,000     4.03%, 3/1/02 ..........     20,000,000
              American Honda Finance Corp.,
                Monthly Variable Rate:
 25,000,000     4.068%, 8/2/01 .........     25,000,000
 10,000,000     3.795%, 1/24/02 ........      9,999,436
                Quarterly Variable Rate:
 25,000,000     4.04%, 5/21/02 .........     25,000,000
 40,000,000     3.928%, 6/10/02 ........     40,000,000
              Associates Corp. NA,
                Quarterly Variable Rate:
 35,000,000     4.378%, 2/4/02 .........     35,025,764
 20,000,000     4.155%, 2/22/02 ........     20,014,764
              AT&T Corp.,
                Quarterly Variable Rate,
 10,000,000     4.78%, 7/13/01 .........      9,999,999
              Baltimore Gas & Electric Co.,
                Quarterly Variable Rate,
 10,000,000     4.585%, 2/15/02 ........     10,000,000
              Bank Austria AG,
                Quarterly Variable Rate,
 25,000,000     4.71%, 7/16/01 .........     24,999,925
              Bayerische Landesbank
                Girozentrale,
                Monthly Variable Rate,
 35,000,000     3.735%, 10/25/01 .......     34,995,576



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2001 (Unaudited)



  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              Chase Manhattan Corp.,
                Quarterly Variable Rate,
$20,000,000     3.82%, 3/22/02 ......... $   20,021,109
              Citigroup,
                Monthly Variable Rate,
 20,000,000     3.96%, 7/12/02 .........     20,000,000
              Commerzbank AG,
                Monthly Variable Rate,
 30,000,000     4.01%, 8/1/01 ..........     29,999,154
              Credit Suisse First Boston,
                Inc.,
                Daily Variable Rate,
 10,000,000     4.23%, 5/7/02 ..........     10,000,000
              Credit Suisse First Boston
              International Guernsey,
                Daily Variable Rate,
 25,000,000     3.98%, 3/20/02 .........     25,000,000
              JP Morgan Chase & Co., Inc.,
                Quarterly Variable Rate,
 25,000,000     4.42%, 1/28/02 .........     25,018,503
              Merrill Lynch & Co., Inc.
                Daily Variable Rate,
 15,000,000     4.02%, 1/8/02 ..........     15,000,000
              Pitney Bowes Credit Corp.,
                Quarterly Variable Rate,
 20,000,000     3.978%, 4/8/02 .........     20,014,163
              Salomon Smith Barney Holdings,
                Inc.,
                Quarterly Variable Rate:
 15,000,000     4.568%, 1/24/02 ........     15,014,610
 28,200,000     4.108%, 3/18/02 ........     28,264,389
              Toyota Motor Credit Corp.,
                Monthly Variable Rate,
 40,000,000     4.028%, 4/2/02 .........     40,000,000
                Quarterly Variable Rate,
 25,000,000     3.88%, 12/7/01 .........     25,000,000
              Unilever Capital Corp.,
                Quarterly Variable Rate,
 11,000,000     3.97%, 9/7/01 ..........     11,000,505
              Verizon Global Funding Corp.,
                Quarterly Variable Rate,
 30,000,000     3.737%, 3/20/02 ........     29,985,310
 25,000,000     3.848%, 3/21/02 ........     25,021,983
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $624,370,464) .......    624,370,464
                                         --------------




  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
-------------------------------------------------------
              FUNDING AGREEMENT--3.40%
              Allstate Life Insurance Co.,
                Quarterly Variable Rate,
$ 5,000,000     4.966%, 7/2/01 ......... $    5,000,000
              First Allmerica Financial
                Insurance Co.:
                Quarterly Variable Rate,
 15,000,000     4.444%, 8/1/01 .........     15,000,000
 10,000,000     4.444%, 2/1/02 .........     10,000,000
              GE Life & Annuity Assurance
                Co.:
                Quarterly Variable Rate,
 20,000,000     4.08%, 9/4/01 ..........     20,000,000
 25,000,000     4.08%, 6/3/02 ..........     25,000,000
              Travelers Insurance Co.:
                Quarterly Variable Rate,
 30,000,000     3.809%, 2/25/02 ........     30,000,000
 20,000,000     4.959%, 4/2/02 .........     20,000,000
                                         --------------
TOTAL FUNDING AGREEMENT
   (Amortized Cost $125,000,000)            125,000,000
                                         --------------

              MONEY MARKET FUNDS--8.22%
 85,000,000   JP Morgan Institutional
                Prime ..................     85,000,000
                Money Fund,
116,950,000   Liquid Assets Portfolio ..    116,950,000
100,000,000   Prime Cash Obligation Fund,   100,000,000
                                         --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $301,950,000) .......    301,950,000
                                         --------------

              US AGENCY OBLIGATIONS--2.19%
              Federal Farm Credit Bank,
  8,000,000     4.54%, 2/26/02 .........      7,758,876
              Federal Home Loan Bank:
 20,000,000     4.80%, 4/23/02 .........     20,000,000
 13,000,000     3.90%, 7/3/02 ..........     12,997,920
              Federal National Mortgage
                Association:
 20,000,000     6.375%, 1/16/02 ........     20,240,956
 20,000,000     3.91%, 3/22/02 .........     19,428,706
                                         --------------
TOTAL US AGENCY OBLIGATIONS
   (Amortized Cost $80,426,458) ........     80,426,458
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
      $3,681,958,099).......... 100.19%  $3,681,958,099

LIABILITIES IN EXCESS OF
   OTHER ASSETS................  (0.19)     (7,059,094)
                                ------   --------------
NET ASSETS..................... 100.00%  $3,674,899,005
                                ======   ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost of $3,681,958,099) ...    $3,681,958,099
   Interest receivable .......................................        15,902,584
   Cash ......................................................           409,825
                                                                  --------------
Total assets .................................................     3,698,270,508
                                                                  --------------
LIABILITIES
   Payable for securities purchased ..........................        22,998,962
   Due to advisor ............................................           325,970
   Accrued expenses and other ................................            46,571
                                                                  --------------
Total liabilities ............................................        23,371,503
                                                                  --------------
NET ASSETS ...................................................    $3,674,899,005
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in capital ...........................................    $3,674,899,005
                                                                  --------------
NET ASSETS ...................................................    $3,674,899,005
                                                                  ==============




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                       FOR THE SIX MONTHS ENDED
                                                                  JUNE 30, 2001
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ................................................       $ 90,187,527
   Dividends ...............................................          5,286,282
                                                                   ------------
Total investment income ....................................         95,473,809
                                                                   ------------
EXPENSES
   Advisory fees ...........................................          2,645,242
   Administration and services fees ........................            881,747
   Professional fees .......................................             20,873
   Trustees fees ...........................................              4,598
   Miscellaneous ...........................................             23,267
                                                                   ------------
Total expenses .............................................          3,575,727
Less: fee waivers and/or expense reimbursements ............         (1,635,887)
                                                                   ------------
Net expenses ...............................................          1,939,840
                                                                   ------------
NET INVESTMENT INCOME ......................................         93,533,969
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .............             55,090
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $ 93,589,059
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX             FOR THE
                                                                      MONTHS ENDED          YEAR ENDED
                                                                   JUNE 30, 2001 1   DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ......................................   $     93,533,969    $    244,401,404
   Net realized gain (loss) from investment transactions ......             55,090             (17,731)
                                                                  ----------------    ----------------
Net increase in net assets from operations ....................         93,589,059         244,383,673
                                                                  ----------------    ----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested .............................      9,858,864,371      13,843,361,688
   Value of capital withdrawn .................................     (9,771,639,776)    (13,929,582,437)
                                                                  ----------------    ----------------
Net increase (decrease) in net assets from capital transactions
   in shares of beneficial interest ...........................         87,224,595         (86,220,749)
                                                                  ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ..................................        180,813,654         158,162,924
NET ASSETS
   Beginning of period ........................................      3,494,085,351       3,335,922,427
                                                                  ----------------    ----------------
   End of period ..............................................   $  3,674,899,005    $  3,494,085,351
                                                                  ================    ================

--------------------------------------------------------------------------------
1    Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                         2001 1          2000         1999          1998          1997         1996
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)...............  $3,674,899    $3,494,085   $3,335,922    $3,389,709    $3,331,360   $1,952,085
   Ratios to average net assets:
     Net investment income........        5.33% 2       6.33%        5.11%         5.47%         5.52%        5.32%
     Expenses after waivers
        and/or reimbursements.....        0.11% 2       0.11%        0.11%         0.11%         0.11%        0.03%
     Expenses before waivers
        and/or reimbursements.....        0.20% 2       0.20%        0.20%         0.20%         0.20%        0.20%

--------------------------------------------------------------------------------
1    Unaudited.
2    Annualized.

--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Liquid Assets Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on June 7, 1993.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. (DeAM, Inc.). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.15% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-


--------------------------------------------------------------------------------

Liquid Assets Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

NOTE 3--LINE OF CREDIT AGREEMENT
The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended June 30, 2001.


--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

     Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Liquid Assets Fund Institutional                               CUSIP #055924864
                                                               1720SA (8/01)

Distributed by:
ICC Distributors, Inc.